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                        [Letterhead of American Express]

March 30, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Rolaine Bancroft, Esq.

Re:      American Express Receivables Financing Corporation V LLC
         American Express Issuance Trust
         Form S-3 Registration Statement
         File No. 333-130522; -01
         ------------------------------------------------------

Dear Ms. Bancroft:

On behalf of American Express Receivables Financing Corporation V LLC and American Express Issuance Trust, the undersigned hereby requests that the effective date of the above-referenced Form S-3 Registration Statement be accelerated to 3:30 p.m. on March 31, 2006, or as soon thereafter as practicable.

The registrants acknowledge that (1) should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (2) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (3) the registrants may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,


American Express Receivables Financing Corporation V LLC


By:     /s/ David L. Yowan
    -----------------------------------
    Name:    David L. Yowan
    Title:   President